Accumulated Other Comprehensive Loss - Changes to AOCL (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 0	$ 0	$ 0
Ending balance	0		0	$ 0
Revelyst Business
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	1,233,848,000	1,585,666,000	1,585,666,000	1,193,408,000	$ 508,598,000
Change in fair value of derivatives	330,000	(161,000)	199,000	(3,782,000)
Income tax impact on derivative instruments		(222,000)	(757,000)	778,000
Net loss reclassified from AOCL	(13,000)	1,079,000	2,992,000	588,000
Change in cumulative translation adjustment, net of tax of $0 and $0	(249,000)	664,000	112,000	(466,000)	(12,000)
Ending balance	1,182,818,000	1,546,669,000	1,233,848,000	1,585,666,000	1,193,408,000
Total | Revelyst Business
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(5,614,000)	(8,160,000)	(8,160,000)	(5,278,000)	(5,266,000)
Ending balance	(5,546,000)	(6,800,000)	(5,614,000)	(8,160,000)	(5,278,000)
Derivatives | Revelyst Business
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	18,000	(2,416,000)	(2,416,000)	0
Change in fair value of derivatives	330,000	(161,000)	199,000	(3,782,000)
Income tax impact on derivative instruments		(222,000)	(757,000)	778,000
Net loss reclassified from AOCL	(13,000)	1,079,000	2,992,000	588,000
Ending balance	335,000	(1,720,000)	18,000	(2,416,000)	0
Cumulative translation adjustment | Revelyst Business
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(5,632,000)	(5,744,000)	(5,744,000)	(5,278,000)
Change in cumulative translation adjustment, net of tax of $0 and $0	(249,000)	664,000	112,000	(466,000)
Ending balance	$ (5,881,000)	$ (5,080,000)	$ (5,632,000)	$ (5,744,000)	$ (5,278,000)